Equity (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Shares
Number of Options, Outstanding Beginning Balance | shares	995,000	35,000	45,000
Granted
Expired		(10,000)	(10,000)
Number of Options, Outstanding Ending Balance | shares	995,000	995,000	35,000
Exercisable at end of period	795,000	25,000
Weighted Average Exercise Price
Weighted Average Exercise Price, Outstanding, Beginning | $ / shares	$ 2.70	$ 1.50	$ 1.50
Granted
Expired		1.50	1.50
Weighted Average Exercise Price, Outstanding, Ending | $ / shares	2.70	2.70	$ 1.50
Exercisable at end of period	$ 2.81	$ 1.50
Weighted Average Remaining Contractual Term
Outstanding		1 year 2 months 30 days	1 year 11 months 15 days
Outstanding at end of period			1 year 2 months 30 days
Exercisable at end of period		6 months
Aggregate Intrinsic Value
Outstanding
Exercisable at end of period